Operating Expenses	12 Months Ended
Dec. 31, 2021
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Operating Expenses
Note 5: Operating Expenses
The components of operating expenses include the following:

	Year ended December 31,

	2021	2020
Salaries, commissions and allowances	2,478	2,269
Share-based payments	76	64
Post-employment benefits	144	135
Total staff costs	2,698	2,468
Goods and services (1)	1,306	1,158
Content	276	274
Telecommunications	50	54
Facilities	48	55
Fair value adjustments (2)	(8)	(10)
Total operating expenses	4,370	3,999
(1) Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(2) Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.
Operating expenses in 2021 included $183 million related to the Change Program. The charges included severance as well as costs related to technology and market initiatives.